SIGNIFICANT ACCOUNTING POLICIES (Assumptions Used in Estimation of Fair Value of Stock-based Compensation Awards) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Dividend rate	0.00%	0.00%	0.00%
Expected volatility, minimum	80.00%	76.00%	105.00%
Expected volatility, maximum	100.00%	132.00%	121.00%
Risk free interest rate, minimum	0.30%	0.30%	0.30%
Risk free interest rate, maximum	0.40%	2.10%	2.80%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Expected term (in years)	1 year 6 months	1 year 6 months	1 year 6 months
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Expected term (in years)	5 years 6 months	5 years 6 months	5 years 6 months